Principal alliances - Immuno-Oncology Agreement with Regeneron Pharmaceuticals, Inc. (Details) € in Millions, $ in Millions			1 Months Ended				12 Months Ended
	Sep. 30, 2021 USD ($)	Jul. 01, 2015 agreement	Nov. 30, 2022 EUR (€)	Nov. 30, 2022 USD ($)	Jul. 31, 2022 EUR (€)	Jul. 31, 2022 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2015 USD ($)
Disclosure of Principal Alliances [Line Items]
Other operating income/(expenses), net related to Regeneron							€ (4,923)	€ (3,789)	€ (2,979)
Non-current assets or disposal groups classified as held for sale							208	13,489	15
Regeneron Pharmaceuticals, INC
Disclosure of Principal Alliances [Line Items]
Non-current assets or disposal groups classified as held for sale								226
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement
Disclosure of Principal Alliances [Line Items]
Number of agreements signed | agreement		2
Regular milestone payments for projects under collaboration agreements			€ 96	$ 100
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Major Collaboration Agreement
Disclosure of Principal Alliances [Line Items]
Upfront payments for projects under collaboration agreements					€ 856	$ 900
Royalty income percentage (percentage)					11.00%	11.00%
Other operating income/(expenses), net related to Regeneron								111	116
Proceeds from collaboration agreements							€ 138	€ 117	€ 196
Regeneron Pharmaceuticals, INC | Immuno-oncology collaboration agreement | Development of cemiplimab (REGN2810)
Disclosure of Principal Alliances [Line Items]
Prior development budget in total | $										$ 1,640
Contractual agreement for anti-programmed cell death protein										5000.00%
Maximum additional funding for PD1 - part of each company | $	$ 1,840									$ 820